Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 3,504,457	$ 3,551,022
Trade and other receivables, Non-current	587,957	906,508
Trade receivables, Current	2,576,458	2,264,869
Trade receivables, Non-current	99,876	171,513
Other receivables, Current	927,999	1,286,153
Other receivables, Non-current	488,081	734,995
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	4,243,413	4,350,373
Trade and other receivables, Non-current	617,218	907,022
Trade receivables, Current	3,219,045	3,017,469
Trade receivables, Non-current	122,428	171,513
Other receivables, Current	1,024,368	1,332,904
Other receivables, Non-current	$ 494,790	$ 735,509